Note 8 - Gold Loan Payable and Gold in Trust - Gold in Trust (Details)				12 Months Ended
	Jan. 22, 2020 CAD ($)	Nov. 21, 2019 CAD ($)	Sep. 27, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Gold in trust, amount				$ 1,576,366
Sale of gold in trust, amount				(818,360)	$ (1,577,704)
Gain on sale, amount				19,413	200,932
Change in fair value through profit & loss, amount				199,379	236,217
Foreign exchange difference, amount				(21,017)	(73,937)
Gold in trust, amount				$ 955,781	$ 1,576,366
Gold loan [member]
Statement Line Items [Line Items]
Gold in trust, opening balance				797	1,597
Gold in trust, amount				$ 1,576,366	$ 2,790,858
Sale of gold in trust, ounces	400	400	400	(400)	(800)
Sale of gold in trust, amount	$ (818,360)	$ (777,704)	$ (800,000)	$ (818,360)	$ (1,577,704)
Gain on sale, amount	$ 19,413	$ 88,228	$ 112,704	19,413	200,932
Change in fair value through profit & loss, amount				199,379	236,217
Foreign exchange difference, amount				$ (21,017)	$ (73,937)
Gold in trust, ounces				397	797	1,597
Gold in trust, amount				$ 955,781	$ 1,576,366	$ 2,790,858